Significant accounting policies - Useful lives (Narrative) (Detail)	12 Months Ended
Dec. 31, 2020
Properties, excluding land
Disclosure Of Property Equipment And Software [Line Items]
Useful life measured as period of time, property, plant and equipment	67 years
IT hardware and communication equipment
Disclosure Of Property Equipment And Software [Line Items]
Useful life measured as period of time, property, plant and equipment	7 years
Software
Disclosure Of Property Equipment And Software [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Other machines and equipment
Disclosure Of Property Equipment And Software [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Leased properties and leasehold improvements
Disclosure Of Property Equipment And Software [Line Items]
Useful life measured as period of time, property, plant and equipment	20 years
UBS AG | Properties, excluding land
Disclosure Of Property Equipment And Software [Line Items]
Useful life measured as period of time, property, plant and equipment	67 years
UBS AG | IT hardware and communication equipment
Disclosure Of Property Equipment And Software [Line Items]
Useful life measured as period of time, property, plant and equipment	7 years
UBS AG | Software
Disclosure Of Property Equipment And Software [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
UBS AG | Other machines and equipment
Disclosure Of Property Equipment And Software [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
UBS AG | Leased properties and leasehold improvements
Disclosure Of Property Equipment And Software [Line Items]
Useful life measured as period of time, property, plant and equipment	20 years